Income Taxes - Reconciliation of Provision for Income Taxes from Continuing Operations with Federal Statutory Income Tax Rate (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Income Tax Reconciliation [Line Items]
Federal statutory rate, Amount					$ 85.9	$ 72.7	$ 71.1
State income taxes-net of Federal benefit, Amount					9.4	9.8	5.4
Foreign taxes, Amount					0.9	0.6	1.2
Alternative energy, foreign and other tax credits, Amount					(45.3)	(13.2)	(13.7)
Foreign dividends and other permanent differences, Amount					(2.7)	0.2	4.5
Changes in unrecognized tax benefits related to resolution of Federal and state audits, expiration of various statutes of limitations and other items, Amount					0.6	(1.9)	(30.7)
Change in valuation allowance, Amount					0.3	(0.7)	1.0
Other, Amount					1.2	(3.8)	0.9
Total provision for income taxes - continuing operations	$ 3.9	$ 19.4	$ 5.7	$ 23.8	$ 50.3	$ 63.7	$ 39.7
Federal statutory rate, % of Pretax Earnings					35.00%	35.00%	35.00%
State income taxes-net of Federal benefit, % of Pretax Earnings					3.80%	4.70%	2.60%
Foreign taxes, % of Pretax Earnings					0.40%	0.30%	0.60%
Alternative energy, foreign and other tax credits, % of Pretax Earnings					(18.50%)	(6.40%)	(6.70%)
Foreign dividends and other permanent differences, % of Pretax Earnings					(1.10%)	0.10%	2.20%
Changes in unrecognized tax benefits related to resolution of Federal and state audits, expiration of various statutes of limitations and other items, % of Pretax Earnings					0.20%	(0.90%)	(15.10%)
Change in valuation allowance, % of Pretax Earnings					0.10%	(0.30%)	0.50%
Other, % of Pretax Earnings					0.60%	(1.80%)	0.50%
Total provision for income taxes-continuing operations, % of Pretax Earnings					20.50%	30.70%	19.60%